Financial Instruments - Derivative Fair Value (Details) - Level 2 $ in Thousands	Jun. 30, 2017 USD ($)
Derivatives, Fair Value [Line Items]
Fair Value	$ 16,092
Notional Amount	68,076
Accrued expenses and other current liabilities
Derivatives, Fair Value [Line Items]
Fair Value	6,785
Other long-term obligations
Derivatives, Fair Value [Line Items]
Fair Value	$ 9,307